ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued interest expenses	¥ 48,795	¥ 43,776
Accrued debt issuance costs and other financing costs	53,933	28,082
Income tax payable	128,100	93,307
Other tax payable	54,519	28,259
Consideration payables for acquisitions	845,853	362,032
Deferred government grants	172	6,003
Accrued payroll and welfare benefits	75,178	97,486
Accrued professional fees	42,734	41,630
Accrued data center outsourcing service fees	6,857	17,989
Amount due to related parties	21,388	11,988
Amount due to a financial institution	112,380	34,190
Interest rate swap contracts (Note 15)	17,182	351
Other accrued operating expenses	59,484	38,020
Other payables	75,113	14,770
Total accrued expenses and other payables	¥ 1,541,688	¥ 817,883